Operating Leases	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2023
Operating Leases

Note 11 - Operating Leases

The Company leases distribution and research and development facilities as well as sub-leases office and manufacturing space from third parties and related parties (refer to Note 17- Related Party Transactions) under its operating leases. The leases have expirations ranging from March 2024 to June 2026, some of which include rent escalations or an option to extend the lease for up to three years per renewal. The exercise of lease renewal options is at the sole discretion of the Company. Where leases contain an option to renew, any period beyond the option date is only included as part of the lease term if the Company is reasonably certain to exercise the option.

As of September 30, 2024 and December 31, 2023, the Company does not have any finance or short-term leases and has not entered into leases which have not yet commenced that would entitle the Company to significant rights or create additional obligations during the periods as of September 30, 2024 and December 31, 2023.

The following table summarizes quantitative information of the Company’s operating leases for the periods from January 1, 2024 to July 30, 2024 (Predecessor), from July 31, 2024 to September 30, 2024 (Successor), and the nine months ended September 30, 2023 (Predecessor):

	Nine months ended September 30,
	2024		2023
	Predecessor	Successor	Predecessor
In thousands, unaudited	January 1 to July 30	July 31 to September 30	January 1 to September 30
Operating cash flows paid for operating leases	$108	$25	$133
Weighted average remaining lease term (years)	1.7	1.6	1.7
Weighted average discount rate	8%	8%	8%

Operating lease cost was $0.1 million, $33.0 thousand, and $0.2 million for the periods from January 1, 2024 to July 30, 2024 (Predecessor), from July 31, 2024 to September 30, 2024 (Successor), and the nine months ended September 30, 2023 (Predecessor), respectively. There has been no variable lease cost for the periods from January 1, 2024 to July 30, 2024 (Predecessor), from July 31, 2024 to September 30, 2024 (Successor) and the nine months ended September 30, 2023 (Predecessor).

Operating lease cost was $17.0 thousand, $33.0 thousand, and $57.0 thousand for the periods from July 1, 2024 to July 30, 2024 (Predecessor), from July 31, 2024 to September 30, 2024 (Successor) and the three months ended September 30, 2023 (Predecessor).

The following table presents the future minimum payments under the non-cancelable operating leases as of September 30, 2024 (in thousands):

Three months ending December 31, 2024	$39
Year ending December 31, 2025	154
Year ending December 31, 2026	48
Total undiscounted future cash flows	241
Less: imputed interest	(14)
Total operating lease liability	$227

Adagio Medical Inc
Operating Leases

Note 10 — Operating Leases

The Company leases distribution and research and development facilities as well as sub-leases office and manufacturing space from third parties and related parties (refer to Note 16  —  Related Party Transactions) under its operating leases. The leases have expirations ranging from July 2024 to June 2026, some of which include rent escalations or an option to extend the lease for up to three years per renewal. The exercise of lease renewal options is at the sole discretion of the Company. Where leases contain an option to renew, any period beyond the option date is only included as part of the lease term if the Company is reasonably certain to exercise the option.

As of June 30, 2024 and December 31, 2023, the Company does not have any finance or short-term leases and has not entered into leases which have not yet commenced that would entitle the Company to significant rights or create additional obligations during the periods as of June 30, 2024 and December 31, 2023.

The following table summarizes quantitative information of the Company’s operating leases for the six months ended June 30, 2024 and 2023 (in thousands):

Six months ended June 30 (Unaudited)	2024	2023
Operating cash flows paid for operating leases	$92	$88
Weighted average remaining lease term (years)	1.8	1.9
Weighted average discount rate	8.0%	8.0%

Operating lease cost was $0.1 million and $0.1 million for the six months ended June 30, 2024 and 2023, respectively. The Company did not incur any variable lease cost for the six months ended June 30, 2024 and 2023.

The following table presents the future minimum payments under the non-cancelable operating leases as of June 30, 2024 (in thousands):

Six months ending June 30 (Unaudited)
Six months ending December 31, 2024	$79
Year ending December 31, 2025	154
Year ending December 31, 2026	48
Total undiscounted future cash flows	281
Less: imputed interest	(18)
Total operating lease liability	$263

Note 10 — Operating Leases

The Company leases distribution and research and development facilities as well as sub-leases office and manufacturing space from third parties and related parties (refer to Note 16  —  Related Party Transactions) under its operating leases. The leases have expirations ranging from March 2024 to June 2026, some of which include rent escalations or an option to extend the lease for up to three years per renewal. The exercise of lease renewal options is at the sole discretion of the Company. Where leases contain an option to renew, any period beyond the option date is only included as part of the lease term if the Company is reasonably certain to exercise the option.

As of December 31, 2023 and 2022, the Company does not have any finance or short-term leases and has not entered into any leases which have not yet commenced that would entitle the Company to significant rights or create additional obligations.

The following table summarizes quantitative information of the Company’s operating leases for the years ended December 31, 2023 and 2022 (in thousands):

Years ended December 31,	2023	2022
Operating cash flows paid for operating leases	$178	$173
Weighted average remaining lease term (years)	1.7	2.2
Weighted average discount rate	8.0%	8.0%

Year ended
December 31, 2022
Right-of-use assets acquired under operating lease on the adoption of ASC 842 on January 1, 2022	$440
Operating lease liabilities acquired under operating lease on the adoption of ASC 842 on January 1, 2022	$443

Operating lease cost was $0.2 million and $0.2 million for the years ended December 31, 2023 and 2022, respectively. The Company did not incur any variable lease cost for the years ended December 31, 2023 and 2022.

The following table presents the future minimum payments under the non-cancelable operating leases as of December 31, 2023 (in thousands):

Year ending December 31,
2024	$86
2025	36
2026	18
Total undiscounted future cash flows	140
Less: imputed interest	(9)
Total operating lease liability	$131